Loans and Related Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing		$ 15,543	$ 16,413
Total loans		$ 986,167	$ 912,745
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding		1.00%	1.00%
Financing receivable, practical expedient, accrued interest exclusion [true false]		true	true
Financing receivable, accounting policy election, accrued interest writeoff method [Fixed List]		Reversing interest income	Reversing interest income
Net investment in lease, accounting policy election, accrued interest writeoff method [Fixed List]		Reversing interest income	Reversing interest income
Railroad transportation equipment [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Net investment in lease, sale	$ 1,000
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 599,895	$ 534,159
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff		47	41
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		452,068	381,241
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		132,284	136,505
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing		15,543	16,413
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		86,647	67,759
Total Commercial [Member] | Non-U.S. [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		80,475	62,038
Total Commercial [Member] | Non-U.S. [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		5,674	5,123
Total Commercial [Member] | Non-U.S. [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing		498	598
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		386,272	378,586
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff		376	401
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		242,190	250,269
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		59,540	56,542
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		50,487	42,367
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		34,055	29,408
Total Consumer [Member] | Other consumer [Member] | Securities based lending loans [Member] | Wealth Management [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 26,200	$ 21,400